DIRECTORS' AND SUPERVISORS' REMUNERATION	12 Months Ended
Dec. 31, 2018
DIRECTORS' AND SUPERVISORS' REMUNERATION
DIRECTORS' AND SUPERVISORS' REMUNERATION

30.    DIRECTORS’ AND SUPERVISORS’ REMUNERATION

(a)      Directors’ and supervisors’ remuneration

Directors' and supervisors’ remuneration for the year, disclosed pursuant to the Listing Rules, section 383(1)(a), (b), (c) and (f) of the Hong Kong Companies Ordinance and Part 2 of the Companies Regulation (Disclosure of Information about Benefits of Directors), is as follows:

	2016	2017	2018
Fees	762	768	756
Basic salaries, housing fund, other allowances and benefits in kind	975	1,370	1,849
Pension cost	114	166	234

	1,851	2,304	2,839

The remuneration of each director and supervisor of the Company for the year ended December 31, 2016 is set out below:

			Discretionary
Names of directors and supervisors	Fees	Salaries	bonuses	Pension costs	total

Executive Directors:
Ge Honglin	—	—	—	—	—
Ao Hong	—	—	—	—	—
Lu Dongliang	—	—	—	—	—
Jiang Yinggang	—	725	—	76	801
	—	725	—	76	801

Non-executive Directors:
Yu Dehui	—	—	—	—	—
Liu Caiming	—	—	—	—	—
Wang Jun	150	—	—	—	150
Lie-A-Cheong Tai-Chong, David	204	—	—	—	204
Chen Lijie	204	—	—	—	204
Hu Shihai	204	—	—	—	204
	762	—	—	—	762
Supervisors:
Liu Xiangmin	—	—	—	—	—
Yuan Li	—	—	—	—	—
Wang Jun	—	—	—	—	—
Wu Zuoming		250	—	38	288
Zhao Zhao		—	—	—	—
	—	250	—	38	288

Total	762	975	—	114	1,851

The remuneration of each director and supervisor of the Company for the year ended December 31, 2017 is set out below:

			Discretionary
Names of directors and supervisors	Fees	Salaries	bonuses	Pension costs	total
Executive Directors:
Yu Dehui	—	—	—	—	—
Lu Dongliang	—	—	—	—	—
Jiang Yinggang	—	822	—	83	905
	—	822	—	83	905

Non-executive Directors:
Ao Hong	—	—	—	—	—
Liu Caiming	—	—	—	—	—
Wang Jun	150	—	—	—	150
Chen Lijie	206	—	—	—	206
Lie-A-Cheong Tai-Chong, David	206	—	—	—	206
Hu Shihai	206	—	—	—	206
	768	—	—	—	768
Supervisors:
Liu Xiangmin	—	—	—	—	—
Wang Jun	—	—	—	—	—
Wu Zuoming	—	548	—	83	631
	—	548	—	83	631

Total	768	1,370	—	166	2,304

The remuneration of each director and supervisor of the Company for the year ended December 31, 2018 is set out below:

			Discretionary
Names of directors and supervisors	Fees	Salaries	bonuses	Pension costs	total
Executive Directors:
Yu Dehui (Note (i))	—	—	—	—	—
Lu Dongliang (Note (iii))	—	—	—	—	—
Jiang Yinggang	—	762	—	90	852
Zhu Runzhou	—	438	—	54	492
	—	1,200	—	144	1,344

Non-executive Directors:
Ao Hong (Note ii))	—	—	—	—	—
Wang Jun (Note (ii))	150	—	—	—	150
Chen Lijie	202	—	—	—	202
Lie-A-Cheong Tai-Chong, David	202	—	—	—	202
Hu Shihai	202	—	—	—	202
	756	—	—	—	756
Supervisors:
Ye Guohua	—	—	—	—	—
Wang Jun	—	—	—	—	—
Wu Zuoming	—	649	—	90	739
	—	649	—	90	739

Total	756	1,849	—	234	2,839

Note:

(i)On February 21, 2019, Mr. Yu Dehui resigned as the chairman and an executive Director of the Company, and Mr. Lu Dongliang was elected as the chairman of the sixth session of the Board of the Company at the 39th meeting of the sixth session of the Board.

(ii)On February 20, 2019, the appointment of Mr. Wang Jun as the chief financial officer and the Secretary to the Board (Company Secretary) of the Company was approved at the 38th meeting of the sixth session of the Board of the Company.

The remuneration of the directors and supervisors of the Company fell within the following band:

	Number of individuals
	2016	2017	2018
Nil to RMB1,000,000	15	15	12

During the year, no options were granted to the directors or the supervisors of the Company (2016: Nil, 2017: Nil).

During the year, no emoluments were paid to the directors or the supervisors of the Company (among which included the five highest paid employees) as an inducement to join or upon joining the Company or as compensation for loss of office (2016: Nil, 2017: Nil).

No directors or supervisors of the Company waived any remuneration during the years 2018 and 2017.

(b)      Five highest paid individuals

During the year ended December 31, 2018, the five highest paid employees of the Group include two directors and one supervisor (2016: two directors and one supervisor, 2017: one director and one supervisor) whose remuneration is reflected in the analysis presented above. The remuneration payable to the remaining three individuals during 2018 (2016: two, 2017: three) is as follows:

	2016	2017	2018
Basic salaries, housing fund, other allowances and benefits in kind	1,450	2,460	1,305
Discretionary bonuses	—	—	—
Pension costs	152	249	165

	1,602	2,709	1,470

The number of the remaining three highest paid individuals during 2018 (2016: two, 2017: three) whose remuneration fell within the following band is as follows:

	Number of employees
	2016	2017	2018
Nil to RMB1,000,000	2	3	2